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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    MARCH 31, 2002
                                                ------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Advent International Corporation
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Address:  75 State Street
        -------------------------------------------------------
          Boston, MA 02109
        -------------------------------------------------------

        -------------------------------------------------------

Form 13F File Number: 28-  6054
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janet L. Hennessy
        -------------------------------------------------------

Title:    Vice President and Treasurer
        -------------------------------------------------------

Phone:    (617) 951-9447
        -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Janet L. Hennessy                                     Boston, MA                                      05/10/2002
-------------------------------       ------------------------------------------------------       ----------------------
          [Signature]                                     [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None
                                        ---------------------------------------

Form 13F Information Table Entry Total:   18
                                        ---------------------------------------

Form 13F Information Table Value Total: $ 77,286
                                         --------------------------------------
                                                    (thousands)


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                           FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2       COLUMN 3    COLUMN 4          COLUMN 5     COLUMN 6  COLUMN 7         COLUMN 8
----------------------- ------------------- ----------- -----------  ------------------- --------- --------  -----------------------
                                                                                          INVEST-
                                                                                           MENT
                                                           VALUE      SHRS  OR  SH/ PUT   DISCRE-   OTHER       VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS      CUSIP      (x$1000)    PRN  AMT  PRN CALL   TION    MANAGERS  SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
BIOMET, INC.                       COMMON   090613-10-0    2,550      94,219                SOLE            94,219
------------------------------------------------------------------------------------------------------------------------------------
CRUCELL NV                 SPONSORED ADRs   228769-10-5    5,809   1,096,101                SOLE         1,096,101
------------------------------------------------------------------------------------------------------------------------------------
CYBEAR GROUP               TRACKING STOCK   23243C-10-2       13      39,558                SOLE            39,558
------------------------------------------------------------------------------------------------------------------------------------
DAVOX CORPORATION                  COMMON   239208-10-1    1,033     129,167                SOLE           129,167
------------------------------------------------------------------------------------------------------------------------------------
DECODE GENETICS INC                COMMON   243586-10-4      541      95,100                SOLE            95,100
------------------------------------------------------------------------------------------------------------------------------------
EPIX MEDICAL, INC.                 COMMON   26881Q-10-1    3,922     310,019                SOLE           310,019
------------------------------------------------------------------------------------------------------------------------------------
EXELIXIS                           COMMON   30161Q-10-4   22,261   1,595,768                SOLE         1,595,768
------------------------------------------------------------------------------------------------------------------------------------
ILEX ONCOLOGY, INC.                COMMON   451923-10-6   13,779     798,337                SOLE           798,337
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INTERWAVE COMMUNICATIONS           COMMON   G4911N-10-2      160     157,989                SOLE           157,989
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INVERNESS MEDICAL
  INNOVATIONS                      COMMON   46126P-10-6       22         969                SOLE               969
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JOHNSON & JOHNSON                  COMMON   478160-10-4      187       2,876                SOLE             2,876
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LEARNINGSTAR CORPORATION           COMMON   52201M-10-9       69      59,816                SOLE            59,816
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LECROY CORPORATION                 COMMON   52324W-10-9    8,820     500,000                SOLE           500,000
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LIGHTBRIDGE, INC.                  COMMON   532226-10-7    5,463     469,694                SOLE           469,694
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LIONBRIDGE TECHNOLOGIES,
  INC.                             COMMON   536252-10-9   10,037   4,364,004                SOLE         4,364,004
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TRITON NETWORK SYSTEMS
  INC.                             COMMON   896775-10-3    1,346   2,136,342                SOLE         2,136,342
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WORLD ACCESS INC.                  COMMON   98141A-10-1        0     314,603                SOLE           314,603
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ZINDART LIMITED            SPONSORED ADRs   989597-10-9    1,275     708,444                SOLE           708,444
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                                                          77,286